PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2019
Other provisions [abstract]
Provisions

	2019	2018
At January 1	$2,837	$3,096
PERs acquired (divested) during the year	425	—
Closed Sites
Impact of revisions to expected cash flows recorded in earnings	(75)	(30)
Settlements
Cash payments	(72)	(48)
Settlement gains	(3)	(2)
Accretion	18	13
Operating Sites
PER revisions in the year	(87)	(247)
Settlements
Cash payments	(21)	(18)
Settlement gains	(1)	(1)
Accretion	57	74
At December 31	$3,078	$2,837
Current portion (note 24)	(156)	(111)
	$2,922	$2,726

	As at December 31, 2019	As at December 31, 2018
Environmental rehabilitation (“PER”)	$2,922	$2,726
Post-retirement benefits	43	42
Share-based payments	26	26
Other employee benefits	19	22
Other	104	88
	$3,114	$2,904